Insurance (Liabilities for Unpaid Claims and Claim Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Liabilities for Unpaid Claims and Claim Expenses
Balance at January 1,	$ 1,216	$ 1,079	$ 978
Less: Reinsurance recoverables	1,124	980	878
Net balance at January 1,	92	99	100
Incurred related to:
Current year	5	5	5
Prior years	4	(2)	4
Total incurred	9	3	9
Paid related to:
Current year	0	0	0
Prior years	(11)	(10)	(10)
Total paid	(11)	(10)	(10)
Net balance at December 31,	90	92	99
Add: Reinsurance recoverables	1,235	1,124	980
Balance at December 31,	$ 1,325	$ 1,216	$ 1,079